Schedule of accounts receivable, net (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Dec. 31, 2025 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 319,800	$ 413,873	$ 887
Less: Allowance for credit losses
Accounts receivable, net	$ 319,800	$ 413,873	$ 887